IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jan. 08, 2019
IfrsStatementLineItems [Line Items]
Recognized an impairment	$ 59,320
Impairment	4,585
Deferred tax liability	10,600	$ 28,400	$ 19,800
Increase in deferred income taxes	7,000
Increase decrease in deferred tax liability	1,100	1,100
Reduction in deferred tax liability	17,900
Deferred tax effect of loss		11,300
Reflect the change related value		$ 3,800
Iox I P R And D [Member]
IfrsStatementLineItems [Line Items]
Recognized an impairment	700
Iox I P R And D [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	117,210
Iox I P R And D [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	57,890
Trus I P R And D [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	28,200
Trus I P R And D [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Carrying value	$ 23,615